                             BERKSHIRE HATHAWAY INC.

                                1440 KIEWIT PLAZA
                              OMAHA, NEBRASKA 68131
                            TELEPHONE (402) 346-1400
                               FAX (402) 346-3375

                                  May 14, 2008

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Gentlemen:

     Enclosed herewith for filing is one Form 13F for the Quarter ended March 31, 2008.

                                             Yours truly,

                                             BERKSHIRE HATHAWAY INC.


                                             /s/ Marc D. Hamburg
                                             -----------------------------------
                                             Marc D. Hamburg
                                             Vice President

Enclosures

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Berkshire Hathaway Inc.
Address:   1440 Kiewit Plaza
           Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc D. Hamburg
Title:   Vice President
Phone:   402-346-1400

Signature, Place, and Date of Signing:


(s) Marc D. Hamburg   Omaha, NE       May 14, 2008
-------------------
[Signature]           [City, State]   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   -----------------------------------------------
28-5194                General Re - New England Asset Management, Inc.

                                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 21
Form 13F Information Table Entry Total:           105
Form 13F Information Table Value Total:   $66,461,224
xt                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   -------------------------------------------------
 1.   28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
 2.   28-10388               BH Columbia Inc.
 3.   28-719                 Blue Chip Stamps
 4.   28-554                 Buffett, Warren E.
 5.   28-1517                Columbia Insurance Co.
 6.   28-2226                Cornhusker Casualty Co.
 7.   28-06102               Cypress Insurance Company
 8.   28-11217               Fechheimer Brothers Company
 9.   28-                    GEC Investment Managers
10.   28-852                 GEICO Corp.
11.   28-101                 Government Employees Ins. Corp.
12.   28-                    Medical Protective Corp.
13.   28-1066                National Fire & Marine
14.   28-718                 National Indemnity Co.
15.   28-5006                National Liability & Fire Ins. Co.
16.   28-11222               Nebraska Furniture Mart
17.   28-717                 OBH Inc.
18.   28-                    U.S. Investment Corp.
19.   28-1357                Wesco Financial Corp.
20.   28-3091                Wesco Financial Ins. Co.
21.   28-3105                Wesco Holdings Midwest, Inc.

                                              BERKSHIRE HATHAWAY INC.
                                            Form 13F Information Table
                                                  March 31, 2008

                                                                      Column 6
                                                                     Investment
                                         Column 4                     Discretion                                    Column 8
                                          Market     Column 5   --------------------                           Voting Authority
                  Column 2  Column 3       Value     Shares or        (b)      (c)          Column 7      --------------------------
Column 1          Title of    CUSIP        (In       Principal   (a) Shared- Shared-          Other           (a)      (b)     (c)
Name of Issuer      Class    Number     Thousands)    Amount $  Sole Defined  Other         Managers         Sole     Shared   None
----------------- -------- ------------ ----------- ----------- ---- ------- ------- -------------------- ----------- ------ -------
American Express
Co.                  Com    025816 10 9     753,094  17,225,400         X            4, 2, 5, 17           17,225,400
                                            349,525   7,994,634         X            4, 13, 17              7,994,634
                                          5,257,587 120,255,879         X            4, 14, 17            120,255,879
                                             84,952   1,943,100         X            4, 3, 17, 19, 20, 21   1,943,100
                                             61,195   1,399,713         X            4, 16, 17              1,399,713
                                             36,717     839,832         X            4, 8, 17                 839,832
                                             85,348   1,952,142         X            4, 17                  1,952,142
Anheuser Busch
Cos. Inc.            Com    035229 10 3   1,678,354  35,371,000         X            4, 14, 17             35,371,000
                                              9,120     192,200         X            4, 18                    192,200
Bank of America
Corp.                Com    060505 10 4     344,981   9,100,000         X            4, 9, 10, 11, 14, 17   9,100,000
Burlington
Northern Santa Fe    Com    12189T 10 4   5,882,291  63,785,418         X            4, 14, 17             63,785,418
Carmax Inc.          Com    143130 10 2     413,646  21,300,000         X            4, 9, 10, 11, 14, 17  21,300,000
Coca Cola            Com    191216 10 0      24,348     400,000         X            4, 17                    400,000
                                            108,105   1,776,000         X            4, 15, 17              1,776,000
                                            438,605   7,205,600         X            4, 3, 17, 19, 20, 21   7,205,600
                                          2,443,419  40,141,600         X            4, 2, 5, 17           40,141,600
                                          8,518,489 139,945,600         X            4, 14, 17            139,945,600
                                            556,303   9,139,200         X            4, 13, 17              9,139,200
                                             29,218     480,000         X            4, 16, 17                480,000
                                             55,513     912,000         X            4, 7, 17                 912,000
Comcast Corp       CLA SPL  20030N 20 0     227,640  12,000,000         X            4, 9, 10, 11, 14, 17  12,000,000
Comdisco Holding
Co.                  Com    200334 10 0      11,813   1,217,795         X            4, 14, 17              1,217,795
                                              2,938     302,862         X            4, 2, 5, 17              302,862
                                                167      17,209         X            4, 13, 17                 17,209
ConocoPhillips       Com    20825C 10 4   1,334,338  17,508,700         X            4, 14, 17             17,508,700
Costco Wholesale
Corp.                Com    22160K 10 5     341,352   5,254,000         X            4, 14, 17              5,254,000
Gannett Inc.         Com    364730 10 1     100,153   3,447,600         X            4, 14, 17              3,447,600
General Electric
Co.                  Com    369604 10 3     287,860   7,777,900         X            4                      7,777,900
GlaxoSmithKline      ADR    37733W 10 5      64,091   1,510,500         X            4, 14, 17              1,510,500
Home Depot Inc.      Com    437076 10 2     116,943   4,181,000         X            4, 9, 10, 11, 14, 17   4,181,000
Ingersoll-Rd
Company LTD.         CLA    G4776G 10 1      28,353     636,600         X            4                        636,000
                                             13,374     300,000         X            4, 9, 10, 11, 14, 17     300,000
Iron Mountain
Inc.                 Com    462846 10 6      89,161   3,372,200         X            4, 9, 10, 11, 14, 17   3,372,200
                                         ----------
                                         29,748,993
                                         ----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2008

                                                                      Column 6
                                                                     Investment
                                         Column 4                     Discretion                                    Column 8
                                          Market     Column 5   --------------------                           Voting Authority
                  Column 2  Column 3       Value     Shares or        (b)      (c)          Column 7      --------------------------
Column 1          Title of    CUSIP        (In       Principal   (a) Shared- Shared-          Other           (a)      (b)     (c)
Name of Issuer      Class    Number     Thousands)    Amount $  Sole Defined  Other         Managers         Sole     Shared   None
----------------- -------- ------------ ----------- ----------- ---- ------- ------- -------------------- ----------- ------ -------
Johnson & Johnson    Com   478160 10 4      280,401   4,322,500         X            4                      4,322,500
                                          1,314,675  20,266,300         X            4, 2, 5, 17           20,266,300
                                          1,711,669  26,386,148         X            4, 14, 17             26,386,148
                                             21,102     325,300         X            4, 3, 17, 19, 20, 21     325,300
                                            589,487   9,087,200         X            4, 13, 17              9,087,200
                                             51,377     792,000         X            4, 2, 5, 12, 17          792,000
                                             37,300     575,000         X            4, 18                    575,000
Kraft Foods Inc.     Com   50075N 10 4    2,766,787  89,222,400         X            4, 14, 17             89,222,400
                                            954,807  30,790,300         X            4, 2, 5, 17           30,790,300
                                            310,100  10,000,000         X            4, 3, 17, 19, 20, 21  10,000,000
                                              8,056     259,800         X            4, 2, 5, 12, 17          259,800
                                            248,080   8,000,000         X            4                      8,000,000
Lowes Companies
Inc.                 Com   548661 10 7      160,580   7,000,000         X            4, 9, 10, 11, 14, 17   7,000,000
M & T Bank
Corporation          Com   55261F 10 4      483,150   6,003,360         X            4, 14, 17              6,003,360
                                             43,942     546,000         X            4, 9, 10, 11, 14, 17     546,000
                                             13,336     165,700         X            4, 13, 17                165,700
Moody's              Com   615369 10 5    1,124,333  32,280,600         X            4, 14, 17             32,280,600
                                            547,507  15,719,400         X            4, 9, 10, 11, 14, 17  15,719,400
Nike Inc.            Com   654106 10 3      519,588   7,641,000         X            4, 9, 10, 11, 14, 17   7,641,000
Norfolk Southern
Corp.                Com   655844 10 8      105,001   1,933,000         X            4, 2, 5, 17            1,933,000
Procter & Gamble
Co.                  Com   742718 10 9    4,099,095  58,500,000         X            4, 14, 17             58,500,000
                                          1,524,163  21,752,000         X            4, 2, 5, 17           21,752,000
                                            437,237   6,240,000         X            4, 13, 17              6,240,000
                                            501,316   7,154,500         X            4, 3, 17, 19, 20, 21   7,154,500
                                             54,655     780,000         X            4, 15, 17                780,000
                                            109,309   1,560,000         X            4, 7, 17               1,560,000
                                            384,369   5,485,500         X            4, 9, 10, 11, 14, 17   5,485,500
                                            306,556   4,375,000         X            4                      4,375,000
Sanofi Aventis       ADR   80105N 10 5       18,338     488,500         X            4, 9, 10, 11, 14, 17     488,500
                                             96,813   2,578,933         X            4, 14, 17              2,578,933
                                              6,356     169,300         X            4, 13, 17                169,300
                                             13,139     350,000         X            4, 2, 5, 12, 17          350,000
Sun Trusts Banks
Inc.                 Com   867914 10 3      129,281   2,344,600         X            4, 14, 17              2,344,600
                                             47,420     860,000         X            4, 2, 5, 17              860,000
Torchmark Corp.      Com   891027 10 4        4,662      77,551         X            1, 4, 14, 17              77,551
                                             27,033     449,728         X            4, 2, 5, 17              449,728
                                             99,596   1,656,900         X            4, 14, 17              1,656,900
                                             38,452     639,700         X            4, 13, 17                639,700
                                         ----------
                                         19,189,068
                                         ----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2008

                                                                      Column 6
                                                                     Investment
                                         Column 4                     Discretion                                    Column 8
                                          Market     Column 5   --------------------                           Voting Authority
                  Column 2  Column 3       Value     Shares or        (b)      (c)          Column 7      --------------------------
Column 1          Title of    CUSIP        (In       Principal   (a) Shared- Shared-          Other           (a)      (b)     (c)
Name of Issuer      Class    Number     Thousands)    Amount $  Sole Defined  Other         Managers         Sole     Shared   None
----------------- -------- ------------ ----------- ----------- ---- ------- ------- -------------------- ----------- ------ -------
Trane Inc.           Com    892893 10 8     500,397  10,901,900         X            4, 9, 10, 11, 14, 17  10,901,900
US Bancorp           Com    902973 30 4     754,224  23,307,300         X            4, 2, 5, 17           23,307,300
                                            911,692  28,173,426         X            4, 14, 17             28,173,426
                                            270,691   8,365,000         X            4                      8,365,000
                                            157,473   4,866,300         X            4, 3, 17, 19, 20, 21   4,866,300
                                             70,351   2,174,000         X            4, 2, 5, 12, 17        2,174,000
                                             56,468   1,745,000         X            4, 18                  1,745,000
USG Corporation      Com    903293 40 5     628,598  17,072,192         X            4, 14, 17             17,072,192
Union Pacific
Corp.                Com    907818 10 8     558,317   4,453,000         X            4, 2, 5, 17            4,453,000
United Parcel
Service Inc.         Com    911312 10 6     104,360   1,429,200         X            4                      1,429,200
United Health
Group Inc.           Com    91324P 10 2     219,904   6,400,000         X            4, 9, 10, 11, 14, 17   6,400,000
Wabco Holdings
Inc.                 Com    92927K 10 2     123,174   2,700,000         X            4, 9, 10, 11, 14, 17   2,700,000
Wal-Mart Stores,
Inc.                 Com    931142 10 3   1,000,830  18,998,300         X            4, 14, 17             18,998,300
                                             49,835     946,000         X            4, 9, 10, 11, 14, 17     946,000

Washington Post
Co.                 Cl B    939640 10 8     591,582     894,304         X            4, 14, 17                               894,304
                                             98,108     148,311         X            4, 5, 1, 6, 14, 17                      148,311
                                            428,761     648,165         X            4, 13, 17                               648,165
                                             24,466      36,985         X            4, 15, 17                                36,985
Wells Fargo & Co.
Del                  Com    949746 10 1   1,556,542  53,489,420         X            4, 2, 5, 17           53,489,420
                                            367,917  12,643,200         X            4, 3, 17, 19, 20, 21  12,643,200
                                          1,114,909  38,313,040         X            4, 13, 17             38,313,040
                                             81,131   2,788,000         X            4, 15, 17              2,788,000
                                             29,100   1,000,000         X            4, 17                  1,000,000
                                          3,771,112 129,591,488         X            4, 14, 17            129,591,488
                                             46,842   1,609,720         X            4, 16, 17              1,609,720
                                             49,470   1,700,000         X            4, 8, 17               1,700,000
                                             23,862     820,000         X            4, 7, 17                 820,000
                                            582,000  20,000,000         X            4, 9, 10, 11, 14, 17  20,000,000
                                            465,600  16,000,000         X            4, 1, 6, 14, 17       16,000,000
                                            232,806   8,000,000         X            4                      8,000,000
                                             78,570   2,700,000         X            4, 2, 5, 12, 17        2,700,000
                                             58,200   2,000,000         X            4, 18                  2,000,000
Wellpoint Inc.       Com   949773V 10 7     211,824   4,800,000         X            4, 9, 10, 11, 14, 17   4,800,000
Wesco Finl Corp.     Com    950817 10 6   2,304,047   5,703,087         X            4, 3, 17               5,703,087
                                        -----------
                                         17,523,163
                                        -----------
      GRAND TOTAL                       $66,461,224
                                        ===========